UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21411

 NAME OF REGISTRANT:                     Eaton Vance Senior Floating-Rate
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019



Eaton Vance Senior Floating-Rate Trust
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  934847887
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  27-Aug-2018
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert Fairbairn                                          Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       W. Carl Kester                                            Mgmt          For                            For
       John M. Perlowski                                         Mgmt          For                            For
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CUMULUS MEDIA INC.                                                                          Agenda Number:  934981653
--------------------------------------------------------------------------------------------------------------------------
        Security:  231082801
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2019
          Ticker:  CMLS
            ISIN:  US2310828015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mary G. Berner                                            Mgmt          For                            For
       David M. Baum                                             Mgmt          For                            For
       Matthew C. Blank                                          Mgmt          For                            For
       Thomas H. Castro                                          Mgmt          For                            For
       Joan Hogan Gillman                                        Mgmt          For                            For
       Andrew W. Hobson                                          Mgmt          For                            For
       Brian G. Kushner                                          Mgmt          For                            For

2.     Proposal to approve, on an advisory basis,                Mgmt          For                            For
       the compensation paid to the Company's
       named executive officers.

3.     Proposal to ratify the appointment of                     Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for 2019.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934853309
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  09-Aug-2018
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bruce L. Crockett                                         Mgmt          For                            For
       Jack M. Fields                                            Mgmt          For                            For
       Martin L. Flanagan                                        Mgmt          For                            For
       Robert C. Troccoli                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  934935670
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  10-Apr-2019
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPP FD                                                          Agenda Number:  934935670
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  10-Apr-2019
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  934935668
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  10-Apr-2019
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1b.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For
       William C. Hunter                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VOYA PRIME RATE TRUST                                                                       Agenda Number:  934822570
--------------------------------------------------------------------------------------------------------------------------
        Security:  92913A100
    Meeting Type:  Annual
    Meeting Date:  10-Jul-2018
          Ticker:  PPR
            ISIN:  US92913A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Colleen D. Baldwin                                        Mgmt          For                            For
       John V. Boyer                                             Mgmt          For                            For
       Patricia W. Chadwick                                      Mgmt          For                            For
       Martin J. Gavin                                           Mgmt          For                            For
       Russell H. Jones                                          Mgmt          For                            For
       Patrick W. Kenny                                          Mgmt          For                            For
       Joseph E. Obermeyer                                       Mgmt          For                            For
       Sheryl K. Pressler                                        Mgmt          For                            For
       Christopher P. Sullivan                                   Mgmt          For                            For
       Roger B. Vincent                                          Mgmt          For                            For
       Dina Santoro                                              Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Floating-Rate Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/12/2019